Investment Portfolio - January 31, 2024

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%

Communication Services - 10.2%
Entertainment - 2.9%
Electronic Arts, Inc.	13,910	$1,913,738
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A*	19,563	2,740,776
Meta Platforms, Inc. - Class A*	5,478	2,137,187
		4,877,963
Total Communication Services		6,791,701
Consumer Discretionary - 6.1%
Broadline Retail - 4.5%
Amazon.com, Inc.*	19,440	3,017,088
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	10,451	1,061,090
Total Consumer Discretionary		4,078,178
Consumer Staples - 7.0%
Beverages - 5.2%
The Coca-Cola Co.	32,841	1,953,711
Constellation Brands, Inc. - Class A	6,090	1,492,537
		3,446,248
Food Products - 1.8%
Mondelez International, Inc. - Class A	16,182	1,218,019
Total Consumer Staples		4,664,267
Financials - 20.7%
Banks - 1.1%
JPMorgan Chase & Co.	4,068	709,296
Capital Markets - 10.6%
BlackRock, Inc.	873	675,973
Cboe Global Markets, Inc.	7,009	1,288,605
Intercontinental Exchange, Inc.	16,943	2,157,352
Moody's Corp.	4,153	1,628,142
S&P Global, Inc.	2,837	1,271,969
		7,022,041
Financial Services - 6.7%
Mastercard, Inc. - Class A	5,823	2,615,866
Visa, Inc. - Class A	6,785	1,854,069
		4,469,935
Insurance - 2.3%
The Progressive Corp.	8,532	1,520,829
Total Financials		13,722,101
Health Care - 16.0%
Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc.*	17,508	1,542,105
Vertex Pharmaceuticals, Inc.*	1,655	717,244
		2,259,349
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp.*	12,516	791,762
IDEXX Laboratories, Inc.*	1,274	656,212
Intuitive Surgical, Inc.*	2,671	1,010,226
		2,458,200

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 4.6%
Humana, Inc.	4,618	$1,745,881
UnitedHealth Group, Inc.	2,496	1,277,303
		3,023,184
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	2,248	1,211,627
Pharmaceuticals - 2.5%
Johnson & Johnson	10,417	1,655,261
Total Health Care		10,607,621
Industrials - 11.7%
Aerospace & Defense - 5.4%
L3Harris Technologies, Inc.	11,024	2,297,622
Northrop Grumman Corp.	2,871	1,282,648
		3,580,270
Building Products - 1.4%
Masco Corp.	14,006	942,464
Commercial Services & Supplies - 1.0%
Copart, Inc.*	14,096	677,172
Ground Transportation - 2.9%
CSX Corp.	19,644	701,291
Norfolk Southern Corp.	2,290	538,699
Union Pacific Corp.	2,860	697,640
		1,937,630
Professional Services - 1.0%
Equifax, Inc.	2,694	658,252
Total Industrials		7,795,788
Information Technology - 19.6%
IT Services - 2.4%
EPAM Systems, Inc.*	3,305	919,153
Snowflake, Inc. - Class A*	3,376	660,481
		1,579,634
Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc.	9,172	1,506,960
Micron Technology, Inc.	27,110	2,324,683
NVIDIA Corp.	1,623	998,583
		4,830,226
Software - 9.9%
Intuit, Inc.	1,659	1,047,376
Microsoft Corp.	5,694	2,263,821
Salesforce, Inc.*	5,558	1,562,298
ServiceNow, Inc.*	2,272	1,738,989
		6,612,484
Total Information Technology		13,022,344
Materials - 2.1%
Chemicals - 2.1%
FMC Corp.	24,772	1,392,186

Investment Portfolio - January 31, 2024

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate - 3.6%
Specialized REITs - 3.6%
Equinix, Inc.	1,739	$1,442,970
SBACommunicationsCorp	4,173	934,168
Total Real Estate		2,377,138
Utilities - 1.9%
Electric Utilities - 1.9%
Evergy, Inc.	25,222	1,280,521
TOTAL COMMON STOCKS
(Identified Cost $50,034,426)		65,731,845

	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[1] (Identified Cost $2,788,267)	2,788,267	$2,788,267

TOTAL INVESTMENTS - 103.1%
(Identified Cost $52,822,693)		68,520,112
LIABILITIES, LESS OTHER ASSETS - (3.1%)		(2,053,367)
NET ASSETS - 100%		$66,466,745

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,791,701	$6,791,701	$—	$—
Consumer Discretionary	4,078,178	4,078,178	—	—
Consumer Staples	4,664,267	4,664,267	—	—
Financials	13,722,101	13,722,101	—	—
Health Care	10,607,621	10,607,621	—	—
Industrials	7,795,788	7,795,788	—	—
Information Technology	13,022,344	13,022,344	—	—
Materials	1,392,186	1,392,186	—	—
Real Estate	2,377,138	2,377,138	—	—
Utilities	1,280,521	1,280,521	—	—
Short-Term Investment	2,788,267	2,788,267	—	—
Total assets	$68,520,112	$68,520,112	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or January 31, 2024.

Investment Portfolio - January 31, 2024

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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